Significant Assets and Liabilities Denominated in Foreign Currencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant Assets and Liabilities Denominated in Foreign Currencies
40.	SIGNIFICANT ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES

The following information was aggregated by the foreign currencies other than functional currencies of the group entities and the exchange rates between foreign currencies and respective functional currencies were disclosed. The significant financial assets and liabilities denominated in foreign currencies were as follows:

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

December 31, 2018

Monetary financial assets
US$	$3,730,484	US$1=NT$30.715	$114,581,814
US$	1,299,391	US$1=CNY6.8632	39,910,801
JPY	4,412,591	JPY1=NT$0.2782	1,227,583
JPY	6,568,657	JPY1=US$0.0091	1,827,400

Monetary financial liabilities
US$	3,361,523	US$1=NT$30.715	103,249,185
US$	1,216,654	US$1=CNY6.8632	37,369,521
JPY	7,401,621	JPY1=NT$0.2782	2,059,131
JPY	7,035,704	JPY1=US$0.0091	1,957,333

December 31, 2019

Monetary financial assets
US$	4,125,872	US$1=NT$29.98	123,693,628
US$	1,189,539	US$1=CNY6.9762	35,662,384
JPY	13,889,872	JPY1=NT$0.2760	3,833,605
JPY	771,392	JPY1=US$0.0092	212,904

Monetary financial liabilities
US$	3,823,359	US$1=NT$29.98	114,624,313
US$	1,211,472	US$1=CNY6.9762	36,319,926
JPY	14,628,543	JPY1=NT$0.2760	4,037,478
JPY	815,929	JPY1=US$0.0092	225,197

The significant realized and unrealized foreign exchange gain (loss) were as follows:

	For the Year Ended December 31
	2017		2018		2019
Functional Currencies	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Loss	Exchange Rate	Net Foreign Exchange Gain (Loss)
		NT$		NT$		NT$	US$ (Note 4)

US$	US$1=NT$29.76	$(244,802)	US$1=NT$30.715	$(67,476)	US$1=NT$29.98	$(84,177)	$(2,814)
NT$		4,130,243		(849,234)		1,203,823	40,248
CNY	CNY1=NT$4.5545	(337,630)	CNY1=NT$4.4753	(120,005)	CNY1=NT$4.2975	14,055	470

		$3,547,811		$(1,036,715)		$1,133,701	$37,904